Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 202,825	$ 176,104
Gross Unrealized Gains	0	1,585
Gross Unrealized Losses	(18,751)	(689)
Estimated Fair Value	184,074	177,000
U.S. Government Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	57,698	20,182
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(2,906)	(39)
Estimated Fair Value	54,792	20,143
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	8,845	25,980
Gross Unrealized Gains	0	109
Gross Unrealized Losses	(862)	(173)
Estimated Fair Value	7,983	25,916
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	136,282	129,942
Gross Unrealized Gains	0	1,476
Gross Unrealized Losses	(14,983)	(477)
Estimated Fair Value	$ 121,299	$ 130,941